CONVERTIBLE SENIOR NOTES (Details) (USD $)	0 Months Ended	12 Months Ended
	Apr. 07, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 15, 2011
CONVERTIBLE SENIOR NOTES [Line Items]
Cash used for repurchase of debt		$ 9,809,860
Net gain repurchase of debt		7,048,188
Carrying value		94,599,000	111,616,000
Amortization of deferred convertible notes issuance costs and premium		933,152	784,456	784,456
Convertible Senior Notes due 2018 [Member]
CONVERTIBLE SENIOR NOTES [Line Items]
Debt issued						175,000,000
Interest rate (as a percent)		4.125%
Redemption price as a percentage of principal amount at maturity together with any accrued but unpaid interest		100.00%
Redemption price at the option of the holder as a percentage of principal amount together with any accrued but unpaid interest		100.00%
Amount of beneficial conversion feature recognized for issuance of Convertible Bonds		0
Repurchase of debt		17,017,000			88,384,000
Cash used for repurchase of debt		9,809,860			57,055,127
Net gain repurchase of debt		7,048,188			28,349,939
Carrying value		94,599,000	111,616,000
Maximum aggregate principal amount pertaining to exercise of over-allotment of debt by initial purchasers	25,000,000
Deferred issuance cost expensed		158,952			2,978,934
Refund of portion of premium paid due to repurchase of debt					861,280
Debt issuance cost paid					7,156,101
Amortization of deferred convertible notes issuance costs and premium		933,152	784,456	784,456
Convertible Senior Notes due 2018 [Member] | American Depository Shares (ADS) [Member]
CONVERTIBLE SENIOR NOTES [Line Items]
Conversion price of debts (in pound sterling per share/in dollars per ADS)		$ 10.5473
Number of shares to be allotted and issued on full conversion of debts (in shares/ADS)		8,969,025
Cap price (in dollars per ADS)		$ 15.0675
Premium of preliminary option		21,504,779
Premium of over-allotment option		$ 3,197,500